ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Net unrealized (losses) gains on financial instruments		$ 129
Foreign currency translation	(48,545)	75
Unrealized gains (losses) on available-for-sale securities	263	(32)
Accumulated other comprehensive income (loss)	$ (47,773)	$ 172